MFA 2025-NQM1 Trust ABS-15G

Exhibit 99.41

Infinity Loan ID	Loan Number	Redacted Loan ID	Loan Number 2	Borrower Last Name	Property State	Note Date	Loan Purpose	TPR QM ATR Status	Initial Overall Loan Grade	Final Overall Loan Grade	Exception Category	Exception Subcategory	Exception Code	Final Exception Status	Initial Exception Grade	Final Exception Grade	Exception	Exception Detail	Follow-up Comments (Exception Response)	Exception Conclusion Comments	Compensating Factors	Curable Status	Loan Status	Review Date	Cleared Date	Cured Date	Exception Date
xxx	xxx	60557	xxx	California	xxx	Purchase	Non-QM/Compliant	4	1	Compliance	Compliance	ROLGB4CIMIA-7NVY4BLQ	Resolved	4	R	* State Higher Price Mortgage Loan (Lvl R)	(CA AB 260, California Financial Code Division 1.94995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.

CA AB 260 Higher-Priced Mortgage Loan Test: Charged   4.914%   Allowed  4.560%   Overby +0.354%

																		This loan is compliant with regulation CA AB 260, California Financial Code Division 1.94995(a)	This loan is compliant with regulation CA AB 260, California Financial Code Division 1.94995(a)	This loan is compliant with regulation CA AB 260, California Financial Code Division 1.94995(a)			QC Complete	02/06/2025	02/06/2025	02/06/2025	02/06/2025
xxx	xxx	60557	xxx	California	xxx	Purchase	Non-QM/Compliant	4	1	Valuation	Valuation	ROLGB4CIMIA-U60VDKD3	Resolved	3	R	* Automated Appraisal Review Incomplete or Data not complete (Lvl R)	Secondary Valuation incomplete due to missing Appraisal value & AVM confidence Score. Additional valuation product not found in file, additional product will be ordered to validate appraised value.”

																		01/04/2022 - Received CDA as additional valuation & condition resolved.	01/04/2022 - Received CDA as additional valuation & condition resolved.	01/04/2022 - Received CDA as additional valuation & condition resolved.			QC Complete	02/06/2025	02/06/2025	02/06/2025	12/07/2021
xxx	xxx	72271	xxx	Texas	xxx	Purchase	Not Covered/Exempt	2	2	Credit	Guidelines	WFQIRSYSFHS-J587LE2V	Waived	2	W	* Loan does not conform to program guidelines (Lvl W)	Housing history of 0x30x14 is less than the minimum guideline requirement of 0X30X24 for XXXX. A copy of an exception approval letter is available in the loan file.	Reserves: The 12 months of available reserves are more than the guideline requirement of 2 months.

FICO: 694 FICO exceeds the guideline requirement of 660.

																					LTV: xxx LTV is less than the guideline requirement of 75.00%.		QC Complete	06/22/2023			06/22/2023